NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 84,439	$ 77,193
90 Days + Past Due Non-accrual	235	246
Total Past Due	235	246
Total Loans	84,674	77,439
Deferred loan fees	469	434
Allowance for loan losses	(468)	(418)
Net Loans Receivable	84,675	77,455
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	72,002	64,907
90 Days + Past Due Non-accrual	235	246
Total Past Due	235	246
Total Loans	72,237	65,153
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,769	1,866
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	1,769	1,866
First Mortgage Loans Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		462
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		462
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,390	3,653
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	3,390	3,653
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,482	2,033
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	3,482	2,033
First Mortgage Loans Commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	861	1,017
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	861	1,017
Consumer Loans Home Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,177	2,275
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	2,177	2,275
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	125	139
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	125	139
Consumer Loans Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	633	841
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	633	841
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due